Allowance for Loan Losses and Impaired Loans (Analysis of Nonaccrual and Past Due Loans) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 2,475	$ 1,994
Current	422,396	409,974
Total loans	424,871	411,968	$ 402,652
90+ Days Past Due and Still Accruing	0
Nonaccrual Loans	5,335	4,664
Construction and Development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	25,475	26,464
Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	33,353	33,531
Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	199,120	187,188
Commercial Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	125,661	128,515
Commercial & agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	25,672	26,086
Consumer & Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	15,590	10,184
Real Estate Secured | Construction and Development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	227	390
Current	25,248	26,074
Total loans	25,475	26,464
90+ Days Past Due and Still Accruing	0
Nonaccrual Loans	226	647
Real Estate Secured | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	496	343
Current	32,857	33,188
Total loans	33,353	33,531
90+ Days Past Due and Still Accruing	0
Nonaccrual Loans	3,610	3,310
Real Estate Secured | Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,439	480
Current	197,681	186,708
Total loans	199,120	187,188
90+ Days Past Due and Still Accruing	0
Nonaccrual Loans	1,211	31
Real Estate Secured | Commercial Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	194	678
Current	125,467	127,837
Total loans	125,661	128,515
90+ Days Past Due and Still Accruing	0
Nonaccrual Loans	194	640
Non-Real Estate Secured | Commercial & agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	93	92
Current	25,579	25,994
Total loans	25,672	26,086
90+ Days Past Due and Still Accruing	0
Nonaccrual Loans	94	31
Non-Real Estate Secured | Consumer & Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	26	11
Current	15,564	10,173
Total loans	15,590	10,184
90+ Days Past Due and Still Accruing	0
Nonaccrual Loans	0	5
30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	655	853
30 to 59 Days Past Due | Real Estate Secured | Construction and Development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0
30 to 59 Days Past Due | Real Estate Secured | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	188	343
30 to 59 Days Past Due | Real Estate Secured | Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	395	413
30 to 59 Days Past Due | Real Estate Secured | Commercial Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	25
30 to 59 Days Past Due | Non-Real Estate Secured | Commercial & agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	70	67
30 to 59 Days Past Due | Non-Real Estate Secured | Consumer & Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2	5
60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	358	281
60 to 89 Days Past Due | Real Estate Secured | Construction and Development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0
60 to 89 Days Past Due | Real Estate Secured | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0
60 to 89 Days Past Due | Real Estate Secured | Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	334	48
60 to 89 Days Past Due | Real Estate Secured | Commercial Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	227
60 to 89 Days Past Due | Non-Real Estate Secured | Commercial & agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0
60 to 89 Days Past Due | Non-Real Estate Secured | Consumer & Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	24	6
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,462	860
90 Days or More Past Due | Real Estate Secured | Construction and Development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	227	390
90 Days or More Past Due | Real Estate Secured | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	308
90 Days or More Past Due | Real Estate Secured | Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	710	19
90 Days or More Past Due | Real Estate Secured | Commercial Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	194	426
90 Days or More Past Due | Non-Real Estate Secured | Commercial & agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	23	$ 25
90 Days or More Past Due | Non-Real Estate Secured | Consumer & Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 0